EMPLOYEE STOCK PLANS - Share-based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Sep. 29, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	$ 11.7	$ 10.0	$ 8.4
Cost of revenues
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	1.2	1.3	0.9
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	2.2	1.8	1.5
Selling, general and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	$ 8.3	$ 6.9	6.0
Varian | General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense			$ 0.8